Right of use assets - (Details 5) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)	[1]
Presentation of leases for lessee [abstract]
Depreciation expense	₨ 905			₨ 778
Interest on lease liabilities	336	[1]	$ 4	299	[1]	₨ 250
Expenses relating to leases of low-value assets, including short-term leases of low-value assets	₨ 376			₨ 312

[1]	interest expense calculated using the effective interest method.